Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions and balances
Schedule of balances with related parties

Balances with related parties at December 31 are as follows:

	2018
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,953	—	7
Grupo Villar Mir, S.A.U.	—	79	—	—
Enérgya VM Generación, S.L	—	11,154	—	70
Villar Mir Energía, S.L.U.	2,288	38	—	8,941
Espacio Information Technology, S.A.U.	—	—	—	1,514
Blue Power Corporation, S.L.	—	—	—	134
Other related parties	—	2	—	462
Total	2,288	14,226	—	11,128

	2017
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	3,033	—	4
Grupo Villar Mir, S.A.U.	—	83	—	—
Enérgya VM Generación, S.L	—	1,420	—	6
Villar Mir Energía, S.L.U.	2,398	35	—	12,065
Espacio Information Technology, S.A.U.	—	—	—	861
Blue Power Corporation, S.L.	—	—	—	29
Other related parties	2	1	—	8
Total	2,400	4,572	—	12,973

Schedule of transactions with related parties and other related parties

	2018
	Sales and			Other	Finance
	Operating			Operating	Income
	Income	Cost of Sales	Staff costs	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	6	72
Villar Mir Energía, S.L.U.	—	99,939	—	1,467	—
Espacio Information Technology, S.A.U.	—	—	—	4,226	—
Enérgya VM Generación, S.L	43,772	—	—	272	—
Enérgya VM Gestión, S.L	—	42	—	119	—
Other related parties	20	—	—	119	—
Total	43,792	99,981	—	6,209	72

	2017
	Sales and			Other	Finance
	Operating			Operating	Income
	Income	Cost of Sales	Staff costs	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	2	70
Villar Mir Energía, S.L.U.	—	94,049	—	3,362	—
Espacio Information Technology, S.A.U.	—	—	—	3,807	—
Enérgya VM Generación, S.L	17,222	—	—	226	—
Enérgya VM Gestión, S.L	—	—	—	22	—
Other related parties	—	—	—	1,440	154
Total	17,222	94,049	—	8,859	224

	2016
	Sales and			Other	Finance
	Operating			Operating	Income
	Income	Cost of Sales	Staff costs	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	2	74
Grupo Villar Mir, S.A.U.	403	—	—	—	—
Villar Mir Energía, S.L.U.	45	69,083	—	3,626	—
Espacio Information Technology, S.A.U.	—	—	—	4,049	—
Enérgya VM Generación, S.L	20,553	—	—	503	—
Enérgya VM Gestión, S.L	—	253	—	—	—
Marco International Corporation	765	5,212	—	—	—
Key management personnel (Note 26)	—	—	10,080	—	—
Other related parties	—	—	—	92	—
Total	21,766	74,548	10,080	8,272	74